Fair Value Disclosure and Measurement (Detail) In Thousands, unless otherwise specified	12 Months Ended																																							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2014 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Short-term Investments Adjustable-rate Debt Investments USD ($)	Dec. 31, 2014 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2013 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2014 Short-term Investments Equity Investments USD ($)	Dec. 31, 2014 Short-term Investments Equity Investments CNY	Dec. 31, 2013 Short-term Investments Equity Investments CNY	Dec. 31, 2014 Other Long-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2014 Other Long-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Other Long-term Investments Equity Investments USD ($)	Dec. 31, 2014 Other Long-term Investments Equity Investments CNY	Dec. 31, 2014 Other Long-term Investments Debt Investment USD ($)	Dec. 31, 2014 Other Long-term Investments Debt Investment CNY	Dec. 31, 2014 Time Deposits USD ($)	Dec. 31, 2014 Time Deposits CNY	Dec. 31, 2013 Time Deposits CNY	Dec. 31, 2014 Money Market Fund USD ($)	Dec. 31, 2014 Money Market Fund CNY	Dec. 31, 2013 Money Market Fund CNY	Dec. 31, 2014 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2013 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2014 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2013 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2014 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2013 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2014 Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Fair Value, Inputs, Level 2 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2014 Fair Value, Inputs, Level 2 Other Long-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2013 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2014 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2013 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2014 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2014 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2014 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY	Dec. 31, 2013 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Debt Investments USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Short-term Investments Equity Investments USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Short-term Investments Equity Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Short-term Investments Equity Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Other Long-term Investments Equity Investments USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Other Long-term Investments Equity Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Other Long-term Investments Debt Investment USD ($)	Dec. 31, 2014 Fair Value, Measurements, Recurring Other Long-term Investments Debt Investment CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1 Short-term Investments Equity Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1 Short-term Investments Equity Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 1 Other Long-term Investments Equity Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 2 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2014 Fair Value, Measurements, Recurring Fair Value, Inputs, Level 3 Other Long-term Investments Debt Investment CNY
Fair value disclosure
Cash equivalents																				$ 281,547	1,746,888	2,955,924	$ 121,699	755,095	689,254			755,095	689,254							1,746,888	2,955,924
Held-to-maturity investments					6,164,575	38,248,723	19,370,067	9,593	59,519					85,633	531,318																	38,248,723	19,370,067	59,519	531,318
Long-term notes payable	3,515,403	21,811,666	14,797,937																							21,811,666	14,797,937
Fair value measurement
Available-for-sale investments, current					461,770	2,865,096	7,627,958	252,803	1,568,543	514,433	187,718	1,164,714	1,253,120			18,683	115,921	43,948	272,680																										461,770	2,865,096	7,627,958	252,803	1,568,543	514,433	187,718	1,164,714	1,253,120					1,164,714	1,253,120		2,865,096	7,627,958	1,568,543	514,433
Available-for-sale investments, noncurrent																																																						18,683	115,921	43,948	272,680			115,921					272,680
Long-term investments																																								0	0	0	0	0
Fixed assets																																										0		0
Intangible assets																																								0	0	0	0	0
Total assets measured at fair value	964,922	5,986,954	9,395,511																							1,280,635	1,253,120			4,433,639	8,142,391							272,680	0
Long-term investments, losses	(15,060)	(93,420)	(17,520)	(169,180)																																				(15,057)	(93,424)	(17,521)
Fixed assets, losses																																										(2,057)
Intangible assets, losses	(260)	(1,630)	(4,620)	0																																				(262)	(1,625)	(4,619)
Total losses	$ (15,319)	(95,049)	(24,197)	(169,180)																																				$ (15,319)	(95,049)	(24,197)